Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 5,200	$ 2,577,000	$ 1,547,000